SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Oil and gas revenues	$ 1,069,505	$ 1,443,388
Lease operating expense	(1,394,411)	(1,405,429)
Depletion, depreciation, and amortization	(335,348)	(305,090)
General and administrative expenses	(1,761,060)	(1,623,973)
Total other loss, net	6,234	510
Result of oil and gas producing operations before income taxes	(2,824,774)	(2,099,146)
Segment net loss	(2,824,774)	(2,099,146)
Adjustment and reconciling items
Consolidated net loss	(2,822,417)	(2,099,146)
Segment Reporting [Member]
Segment Reporting Information [Line Items]
Oil and gas revenues	1,069,505	1,443,388
Lease operating expense	(1,394,411)	(1,405,429)
Depletion, depreciation, and amortization	(335,348)	(305,090)
General and administrative expenses	(1,761,060)	(1,623,973)
Total other loss, net	(403,460)	(208,042)
Result of oil and gas producing operations before income taxes	(2,824,774)	(2,099,146)
Segment net loss	(2,824,774)	(2,099,146)
Adjustment and reconciling items
Consolidated net loss	$ (2,824,774)	$ (2,099,146)